LONG-TERM DEBT	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
LONG-TERM DEBT
Long-term debt
Long-term debt in the accompanying condensed consolidated balance sheets at March 30, 2013 and December 31, 2012 consists of the following:

(amounts in thousands)	March 30, 2013	December 31, 2012
Senior secured asset based revolving credit facility	$65,000	$15,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $39,286 and $40,870, respectively	800,714	799,130
9.375% Senior notes due 2017, net of unamortized discount of $9,458 and $9,746, respectively	150,542	150,254
	$1,016,256	$964,384

8.25% Senior Secured Notes due 2018
On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par. Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses. A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes due 2018 given that the 2011 transaction was predominately accounted for as a loan modification. On February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction (the “Senior Tack-on Notes”). The net proceeds of approximately $32.7 million, after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, have been and will continue to be utilized for general corporate purposes. The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes due 2018. The 8.25% Senior Secured Notes originally issued in February 2011 and the Senior Tack-on Notes issued in February 2012 (collectively, the “8.25% Senior Secured Notes”) will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum. Interest will be paid semi-annually on February 15 and August 15 of each year.
Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $80.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.
The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the “Guarantors”). The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio test, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.
The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing the Company’s obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.
In addition, the Company’s stock ownership in the Company’s subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the Securities and Exchange Commission (“SEC”). As of March 30, 2013, no subsidiary’s stock has been excluded from the collateral arrangement due to the Rule 3-16 requirement.
On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes issued in February 2011 by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes. Upon completion of the exchange offer, all $800.0 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act. However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.
Senior Secured Asset Based Revolving Credit Facility due 2016
On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility. Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013. The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In August 2011, the Company exercised the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the Company’s ABL Facility from $175.0 million to $212.5 million. Under the terms of the ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million. Under the amended ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada. All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016.
Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries’ option, either (a) a base rate determined by reference to the higher of (1) the corporate base rate of the administrative agent and (2) the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans. The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility. Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.
In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high). Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees. The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility. As of March 30, 2013, the Company’s interest rate on the new ABL Facility was approximately 2.5%. The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company’s excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company’s excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February, and March). The fixed charge coverage ratio is calculated as the ratio of (i) the Company’s Adjusted EBITDA, as defined in the credit agreement governing the ABL Facility, less the aggregate amount of capital expenditures less taxes paid or payable in cash to (ii) the Company’s interest expense plus certain mandatory principal payments plus restricted payments, each as defined in the credit agreement governing the ABL Facility. Since the inception of the new ABL Facility in 2011, the Company has not been required to meet the fixed charge coverage ratio as the Company’s excess availability has exceeded the minimum thresholds.
All obligations under the ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries’ existing and future, direct and indirect, wholly owned domestic subsidiaries. All obligations under the ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries’ and the Guarantors’ material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis. In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.
The ABL Facility contains certain covenants that limit the Company’s ability and the ability of the Company’s subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.
On September 21, 2012, Ply Gem Industries completed an amendment to its ABL Facility to permit the refinancing of its 13.125% Senior Subordinated Notes with unsecured notes rather than subordinated notes. No other terms or provisions were modified or changed in conjunction with this amendment.
As of March 30, 2013, Ply Gem Industries had approximately $141.1 million of contractual availability and approximately $97.1 million of borrowing base availability under the new ABL Facility, reflecting $65.0 million of borrowings outstanding and approximately $6.4 million of letters of credit and priority payables reserves.
On April 3, 2013, Ply Gem Industries amended its ABL facility. Among other things, the amendment to the ABL Facility: (i) increased the amount of debt that Ply Gem Holdings is permitted to incur under the tax receivables agreement from $65.0 million to $100.0 million subject to the satisfaction of certain conditions, including the Company maintaining excess availability levels, greater than the lesser of (x) 25% of the lesser of the borrowing base and aggregate commitments and (y) $17.5 million, and (ii) modified the change of control definition.
9.375% Senior Notes due 2017
On September 27, 2012, Ply Gem Industries issued $160.0 million of 9.375% Senior Notes at par. Ply Gem Industries used the proceeds of the offering, together with cash on hand, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017 and bear interest at the rate of 9.375% per annum. Interest will be paid semi-annually on April 15 and October 15 of each year. A portion of the early call premium and the original unamortized discount on the 13.125% Senior Subordinated Notes was recorded as a discount on the $160.0 million of 9.375% Senior Notes, given that the transaction was predominately accounted for as a loan modification.
Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption and the redemption occurs within 90 days of the date of the closing of such equity offerings. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. On or after October 15, 2015 and prior to October 15, 2016, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the aggregate principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
The 9.375% Senior Notes are unsecured and equal in right of payment to all of our existing and future senior debt, including the ABL Facility and the 8.25% Senior Secured Notes. The 9.375% Senior Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior unsecured basis. The guarantees are general unsecured obligations and are equal in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility. The 9.375% Senior Notes and guarantees are effectively subordinated to all of Ply Gem Industries’ and the guarantors’ existing and future secured indebtedness, including the 8.25% Senior Secured Notes and the ABL Facility, to the extent of the value of the assets securing such indebtedness.
The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries’ assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indenture) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
On January 24, 2013, Ply Gem Industries completed its exchange offer with respect to the 9.375% Senior Notes by exchanging $160.0 million 9.375% Senior Notes, which were registered under the Securities Act, for $160.0 million of the issued and outstanding 9.375% Senior Notes. Upon completion of the exchange offer, all $160.0 million of issued and outstanding 9.375% Senior Notes were registered under the Securities Act.
13.125% Senior Subordinated Notes due 2014
On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million. Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses. The interest rate on the Senior Subordinated Notes was 13.125% and was paid semi-annually on January 15 and July 15 of each year.
On September 27, 2012, Ply Gem Industries used the net proceeds from the issuance of the 9.375% Senior Notes, together with cash on hand, aggregating $165.4 million, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. In addition, on September 27, 2012, Ply Gem Industries issued a notice of redemption to redeem all of the outstanding 13.125% Senior Subordinated Notes on October 27, 2012 at a redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date. The $165.4 million deposited with the trustee for the 13.125% Senior Subordinated Notes included a $9.8 million call premium and $5.7 million of accrued interest. On October 27, 2012, the Company completed the redemption of all $150.0 million principal amount of the 13.125% Senior Subordinated Notes.

Long-term debt
Long-term debt in the accompanying consolidated balance sheets at December 31, 2012 and 2011 consists of the following:

(amounts in thousands)	December 31, 2012	December 31, 2011
Senior secured asset based revolving credit facility	$15,000	$55,000
8.25% Senior secured notes due 2018, net of unamortized early tender premium and discount of $40,870 and $40,641	799,130	759,359
13.125% Senior subordinated notes due 2014, net of unamortized discount of $0 and $2,689	—	147,311
9.375% Senior notes due 2017, net of unamortized discount of $9,746 and $0	150,254	—
	$964,384	$961,670

2012 developments
On September 27, 2012, Ply Gem Industries completed an offering for $160.0 million aggregate principal amount of 9.375% Senior Notes due 2017 (the “9.375% Senior Notes”). The net proceeds of this offering, together with cash on hand, were deposited with the trustee for Ply Gem Industries’ 13.125% Senior Subordinated Notes due 2014 (the “13.125% Senior Subordinated Notes”) to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017.
On February 16, 2012, Ply Gem Industries issued an additional $40.0 million aggregate principal amount of its 8.25% Senior Secured Notes in a private placement transaction (“Senior Tack-on Notes”). The net proceeds of approximately $32.7 million after deducting $6.0 million for the debt discount and $1.3 million in transaction costs, have been and will be utilized for general corporate purposes. The additional $40.0 million of 8.25% Senior Secured Notes have the same terms and covenants as the original $800.0 million of 8.25% Senior Secured Notes.
8.25% Senior Secured Notes due 2018
On February 11, 2011, Ply Gem Industries issued $800.0 million of 8.25% Senior Secured Notes due 2018 at par. Ply Gem Industries used the proceeds to purchase approximately $724.6 million principal amount of its outstanding 11.75% Senior Secured Notes in a tender offer, to redeem the remaining approximate $0.4 million principal amount of outstanding 11.75% Senior Secured Notes, and to pay related fees and expenses. A portion of the early tender premiums and the original unamortized discount on the 11.75% Senior Secured Notes was recorded as a discount on the $800.0 million of 8.25% Senior Secured Notes due 2018 given that the 2011 transaction was predominately accounted for as a loan modification. The 8.25% Senior Secured Notes due 2018 together with the Senior Tack-on Notes (“8.25% Senior Secured Notes”) will mature on February 15, 2018 and bear interest at the rate of 8.25% per annum. Interest will be paid semi-annually on February 15 and August 15 of each year.
Prior to February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to February 15, 2014, Ply Gem Industries may redeem up to 35% of the aggregate principal amount of the 8.25% Senior Secured Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 108.25% of the aggregate principal amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any, provided that at least 55% of the original aggregate principal amount of the 8.25% Senior Secured Notes remains outstanding after the redemption. In addition, not more than once during any twelve-month period, Ply Gem Industries may redeem up to the greater of (i) $84.0 million of the 8.25% Senior Secured Notes and (ii) 10% of the principal amount of the 8.25% Senior Secured Notes issued pursuant to the indenture governing the 8.25% Senior Secured Notes (including additional notes) at a redemption price equal to 103% of the aggregate amount of the 8.25% Senior Secured Notes, plus accrued and unpaid interest, if any. At any time on or after February 15, 2014, Ply Gem Industries may redeem the 8.25% Senior Secured Notes, in whole or in part, at declining redemption prices set forth in the indenture governing the 8.25% Senior Secured Notes, plus, in each case, accrued and unpaid interest, if any, to the redemption date.
The 8.25% Senior Secured Notes are fully and unconditionally guaranteed on a joint and several basis by Ply Gem Holdings and all of the domestic subsidiaries of Ply Gem Industries (the “Guarantors”). The indenture governing the 8.25% Senior Secured Notes contains certain covenants that limit the ability of Ply Gem Industries and its restricted subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into agreements restricting their ability to pay dividends, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, Ply Gem Industries and its restricted subsidiaries may not incur additional debt (other than permitted debt in limited circumstances as defined in the indentures) unless, after giving effect to such incurrence, the consolidated interest coverage ratio of Ply Gem Industries would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries and its restricted subsidiaries may only incur additional debt in limited circumstances, including, but not limited to, debt under our credit facilities not to exceed the greater of (x) $250 million less the amounts of certain prepayments or commitment reductions as a result of repayments from asset sales and (y) the borrowing base; purchase money indebtedness in an aggregate amount not to exceed $25.0 million at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries and its restricted subsidiaries are limited in their ability to make certain payments, pay dividends or make other distributions to Ply Gem Holdings. Permitted payments, dividends and distributions include, but are not limited to, those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, and to pay customary and reasonable costs and expenses of an offering of securities that is not consummated.
The 8.25% Senior Secured Notes and the related guarantees are secured on a first-priority lien basis by substantially all of the assets (other than the assets securing our obligations under the ABL Facility, which consist of accounts receivable, inventory, cash, deposit accounts, securities accounts, chattel paper and proceeds of the foregoing and certain assets such as contract rights, instruments and documents related thereto) of Ply Gem Industries and the Guarantors and on a second-priority lien basis by the assets that secure the ABL Facility.
In addition, the Company’s stock ownership in the Company’s subsidiaries collateralizes the 8.25% Senior Secured Notes to the extent that such equity interests and other securities can secure the 8.25% Senior Secured Notes without Rule 3-16 of Regulation S-X under the Securities Act requiring separate financial statements of such subsidiary to be filed with the Securities and Exchange Commission (“SEC”).
On August 4, 2011, Ply Gem Industries completed its exchange offer with respect to the 8.25% Senior Secured Notes by exchanging $800.0 million 8.25% Senior Secured Notes, which were registered under the Securities Act, for $800.0 million of the issued and outstanding 8.25% Senior Secured Notes. Upon completion of the exchange offer, all $800.0 million of issued and outstanding 8.25% Senior Secured Notes were registered under the Securities Act. However, the $40.0 million of Senior Tack-on Notes issued in February 2012 have not been registered under the Securities Act and there is no contractual requirement to register these instruments.
11.75% Senior Secured Notes due 2013
On June 9, 2008, Ply Gem Industries issued $700.0 million of 11.75% Senior Secured Notes due 2013 (“11.75% Senior Secured Notes”) at an approximate 1.0% discount, yielding proceeds of approximately $693.5 million. Interest was paid semi-annually on June 15, 2013 and December 15 of each year. On October 23, 2009, Ply Gem Industries issued an additional $25.0 million of its 11.75% Senior Secured Notes in a private placement transaction. The additional $25.0 million of 11.75% Senior Secured Notes had the same terms and covenants as the initial $700.0 million of 11.75% Senior Secured Notes.
On February 11, 2011, the Company purchased approximately $718.6 million principal amount of the 11.75% Senior Secured Notes in a tender offer at a price of $1,069.00 per $1,000 principal amount, which included an early tender payment of $40.00 per $1,000 principal amount, plus accrued and unpaid interest, and on February 28, 2011, the Company purchased $6.0 million principal amount of the 11.75% Senior Secured Notes in the tender offer at a price of $1,029.00 per $1,000 principal amount, plus accrued and unpaid interest. On March 13, 2011, pursuant to the terms of the indenture governing the 11.75% Senior Secured Notes, the Company redeemed the remaining approximate $0.4 million at a redemption price of 103% of the principal amount thereof, plus accrued and unpaid interest. As a result of these transactions, the Company paid cumulative early tender premiums of approximately $49.8 million during the year ended December 31, 2011. Following the redemption on March 13, 2011, there were no longer any 11.75% Senior Secured Notes outstanding. The 11.75% Senior Secured Notes would have matured on June 15, 2013 and bore interest at the rate of 11.75% per annum. The loss recorded as a result of this purchase is discussed in detail in the section “Gain (loss) on debt extinguishment” below.
Senior Secured Asset Based Revolving Credit Facility due 2016
On January 26, 2011, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into a new ABL Facility. Ply Gem Industries and Ply Gem Canada used the initial borrowing under the new ABL Facility to repay all of the outstanding indebtedness (including all accrued interest) under the Senior Secured Asset-Based Revolving Credit Facility due 2013. The new ABL Facility initially provided for revolving credit financing of up to $175.0 million, subject to borrowing base availability, including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In
August 2011, the Company exercised the accordion feature under the new ABL Facility for $37.5 million, or 50% of the eligible accordion, increasing the Company’s ABL Facility from $175.0 million to $212.5 million. Under the terms of the ABL Facility, the Company has the ability to further increase the revolving commitments up to another $37.5 million to $250.0 million. Under the amended ABL Facility, $197.5 million is available to Ply Gem Industries and $15.0 million is available to Ply Gem Canada. All outstanding loans under the new ABL Facility are due and payable in full on January 26, 2016.
Borrowings under the new ABL Facility bear interest at a rate per annum equal to, at Ply Gem Industries’ option, either (a) a base rate determined by reference to the higher of (1)the corporate base rate of the administrative agent and (2)the federal funds effective rate plus 0.5% or (b) a Eurodollar rate determined by reference to the costs of funds for U.S. dollar deposits for the interest period relevant to such borrowing adjusted for certain additional costs, in each case plus an applicable margin. The initial applicable margin for borrowings under the new ABL Facility was 1.50% for base rate loans and 2.50% for Eurodollar rate loans. The applicable margin for borrowings under the new ABL Facility is subject to step ups and step downs based on average excess availability under that facility. Swingline loans bear interest at a rate per annum equal to the base rate plus the applicable margin.
In addition to paying interest on outstanding principal under the new ABL Facility, Ply Gem Industries is required to pay a commitment fee, in respect of the unutilized commitments thereunder, which fee will be determined based on utilization of the new ABL Facility (increasing when utilization is low and decreasing when utilization is high). Ply Gem Industries must also pay customary letter of credit fees equal to the applicable margin on Eurodollar loans and agency fees. The new ABL Facility eliminated the interest rate floor that existed in the prior ABL Facility. As of December 31, 2012, the Company’s interest rate on the new ABL Facility was approximately 2.5%. The new ABL Facility contains a requirement to maintain a fixed charge coverage ratio of 1.0 to 1.0 if the Company’s excess availability is less than the greater of (a) 12.5% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $17.5 million. The new ABL Facility also contains a cash dominion requirement if the Company’s excess availability is less than the greater of (a) 15.0% of the lesser of (i) the commitments and (ii) the borrowing base and (b) $20.0 million (or $17.5 million for the months of January, February, and March).
All obligations under the ABL Facility are unconditionally guaranteed by Ply Gem Holdings and substantially all of Ply Gem Industries’ existing and future, direct and indirect, wholly owned domestic subsidiaries. All obligations under the ABL Facility, and the guarantees of those obligations, are secured, subject to certain exceptions, by substantially all of the assets of Ply Gem Industries and the guarantors, including a first-priority security interest in personal property consisting of accounts receivable, inventory, cash, deposit accounts, and certain related assets and proceeds of the foregoing and a second-priority security interest in, and mortgages on, substantially all of Ply Gem Industries’ and the Guarantors’ material owned real property and equipment and all assets that secure the 8.25% Senior Secured Notes on a first-priority basis. In addition to being secured by the collateral securing the obligations of Ply Gem Industries under the domestic collateral package, the obligations of Ply Gem Canada, which is a borrower under the Canadian sub-facility under the new ABL Facility, are also secured by a first-priority security interest in substantially all of the assets of such Canadian subsidiary, plus additional mortgages in Canada, and a pledge by Ply Gem Industries of the remaining 35% of the equity interests of Ply Gem Canada pledged only to secure the Canadian sub-facility.
The ABL Facility contains certain covenants that limit the Company’s ability and the ability of the Company’s subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell assets. In particular, the Company is permitted to incur additional debt in limited circumstances, including senior secured notes in an aggregate principal amount not to exceed $875.0 million, permitted subordinated indebtedness in an aggregate principal amount not to exceed $75.0 million at any time outstanding (subject to the ability to incur additional permitted subordinated debt provided that immediately after giving effect to such incurrence excess availability is more than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the fixed charge coverage ratio), purchase money indebtedness in an aggregate amount not to exceed $15.0 million at any one time outstanding, debt of foreign subsidiaries (other than Canadian subsidiaries) in an aggregate amount not to exceed $2.5 million at any one time outstanding, and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of its officers (including approximately $12.6 million of repurchases from certain executive officers), directors or employees under certain circumstances, to pay taxes, to pay operating and other corporate overhead costs and expenses in the ordinary course of business in an aggregate amount not to exceed $2.0 million in any calendar year plus reasonable and customary indemnification claims of its directors and executive officers and to pay fees and expenses related to any unsuccessful debt or equity offering. Ply Gem Industries may also make additional payments to Ply Gem Holdings that may be used by Ply Gem Holdings to pay dividends or other distributions on its stock under the new ABL Facility so long as before and after giving effect to such dividend or other distribution excess availability is greater than 25% of the lesser of the total borrowing base and the aggregate commitments and Ply Gem Industries is in pro forma compliance with the consolidated fixed charge coverage ratio.
As of December 31, 2012, Ply Gem Industries had approximately $191.2 million of contractual availability and approximately $113.4 million of borrowing base availability under the new ABL Facility, reflecting $15.0 million of borrowings outstanding and approximately $6.3 million of letters of credit and priority payables reserves.
Senior Secured Asset Based Revolving Credit Facility due 2013
Concurrently with the 11.75% Senior Secured Notes offering on June 9, 2008, Ply Gem Industries, Ply Gem Holdings and the subsidiaries of Ply Gem Industries entered into an ABL Facility. The prior ABL Facility initially provided for revolving credit financing of up to $150.0 million, subject to borrowing base availability, with a maturity of five years (June 2013) including sub-facilities for letters of credit, swingline loans, and borrowings in Canadian dollars and U.S. dollars by Ply Gem Canada. In July 2009, the Company amended the prior ABL Facility to increase the available commitments by $25.0 million from $150.0 million to $175.0 million. As of December 31, 2011, there were no outstanding borrowings under the prior ABL Facility, as it was replaced with the new ABL Facility on January 26, 2011, as discussed above.
9.375% Senior Notes due 2017
On September 27, 2012, Ply Gem Industries issued $160.0 million of 9.375% Senior Notes at par. Ply Gem Industries used the proceeds of the offering, together with cash on hand, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. The 9.375% Senior Notes will mature on April 15, 2017 and bear interest at the rate of 9.375% per annum. Interest will be paid semi-annually on April 15 and October 15 of each year. A portion of the early call premium and the original unamortized discount on the 13.125% Senior Subordinated Notes was recorded as a discount on the $160.0 million of 9.375% Senior Notes, given that the transaction was predominately accounted for as a loan modification.
Prior to October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at a redemption price equal to 100% of the principal amount plus a “make-whole” premium. Prior to October 15, 2014, Ply Gem Industries may redeem up to 40% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 109.375% of the principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date, provided that at least 60% of the aggregate principal amount of the 9.375% Senior Notes remains outstanding after the redemption and the redemption occurs within 90 days of the date of the closing of such equity offerings. On or after October 15, 2014, and prior to October 15, 2015, Ply Gem Industries may redeem up to 100% of the principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 103% of the principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. On or after October 15, 2015, and prior to October 15, 2016, Ply Gem Industries may redeem up to 100% of the aggregate principal amount of the 9.375% Senior Notes with the net cash proceeds from certain equity offerings at a redemption price equal to 100% of the principal amount of the 9.375% Senior Notes, plus accrued and unpaid interest, if any to the redemption date. At any time on or after October 15, 2014, Ply Gem Industries may redeem the 9.375% Senior Notes, in whole or in part, at the declining redemption prices set forth in the indenture governing the 9.375% Senior Notes, plus accrued and unpaid interest, if any, to the redemption date.
The 9.375% Senior Notes are unsecured and equal in right of payment to all of our existing and future senior debt, including the ABL Facility and the 8.25% Senior Secured Notes. The 9.375% Senior Notes are unconditionally guaranteed on a joint and several basis by the Guarantors (other than certain unrestricted subsidiaries) on a senior unsecured basis. The guarantees are general unsecured obligations and are equal in right of payment to all existing senior debt of the Guarantors, including their guarantees of the 8.25% Senior Secured Notes and the ABL Facility. The 9.375% Senior Notes and guarantees are effectively subordinated to all of Ply Gem Industries’ and the Guarantors’ existing and future secured indebtedness, including the 8.25% Senior Secured Notes and the ABL Facility, to the extent of the value of the assets securing such indebtedness.
The indenture governing the 9.375% Senior Notes contains certain covenants that limit the ability of Ply Gem Industries and its subsidiaries to incur additional indebtedness, pay dividends or make other distributions or repurchase or redeem their stock, make loans and investments, sell assets, incur certain liens, enter into transactions with affiliates, and consolidate, merge or sell Ply Gem Industries’ assets. In particular, Ply Gem Industries may not incur additional debt (other than permitted debt in limited circumstances) unless, after giving effect to such incurrence, the consolidated interest coverage ratio would be at least 2.00 to 1.00. In the absence of satisfying the consolidated interest coverage ratio, Ply Gem Industries may only incur additional debt in limited circumstances, including, but not limited to, debt not to exceed the sum of (a) the greater of (i) $250.0 million and (ii) the borrowing base as of date of such incurrence; purchase money indebtedness in an aggregate amount not to exceed the greater of $35.0 million and 20% of consolidated net tangible assets at any one time outstanding; debt of foreign subsidiaries in an aggregate amount not to exceed $30.0 million at any one time outstanding; debt pursuant to a general debt basket in an aggregate amount not to exceed $50.0 million at any one time outstanding; and the refinancing of other debt under certain circumstances. In addition, Ply Gem Industries is limited in its ability to pay dividends or make other distributions to Ply Gem Holdings. Permitted dividends and distributions include those used to redeem equity of officers, directors or employees under certain circumstances, to pay taxes, to pay out-of-pocket costs and expenses in an aggregate amount not to exceed $2.0 million in any calendar year, to pay customary and reasonable costs and expenses of an offering of securities that is not consummated and other dividends or distributions of up to $20.0 million.
On January 24, 2013, Ply Gem Industries completed its exchange offer with respect to the 9.375% Senior Notes by exchanging $160.0 million 9.375% Senior Notes, which were registered under the Securities Act, for $160.0 million of the issued and outstanding 9.375% Senior Notes. Upon completion of the exchange offer, all $160.0 million of issued and outstanding 9.375% Senior Notes were registered under the Securities Act.
13.125% Senior Subordinated Notes due 2014
On January 11, 2010, Ply Gem Industries issued $150.0 million of 13.125% Senior Subordinated Notes at an approximate 3.0% discount, yielding proceeds of approximately $145.7 million. Ply Gem Industries used the proceeds of the offering to redeem approximately $141.2 million aggregate principal amount of its previous 9% Senior Subordinated Notes due 2012 and to pay certain related costs and expenses. The interest rate on the Notes was 13.125% and was paid semi-annually on January 15 and July 15 of each year.
On September 27, 2012, Ply Gem Industries used the net proceeds from the issuance of the 9.375% Senior Notes, together with cash on hand, aggregating $165.4 million, to satisfy and discharge its obligations under the 13.125% Senior Subordinated Notes and the indenture governing the 13.125% Senior Subordinated Notes. In addition, on September 27, 2012, Ply Gem Industries issued a notice of redemption to redeem all of the outstanding 13.125% Senior Subordinated Notes on October 27, 2012 at a redemption price equal to 106.5625% plus accrued and unpaid interest to the redemption date. The $165.4 million deposited with the trustee for the 13.125% Senior Subordinated Notes included a $9.8 million call premium and $5.7 million of accrued interest.
On October 27, 2012, the Company completed the redemption of all $150.0 million principal amount of the 13.125% Senior Subordinated Notes. The loss recorded as a result of the debt transactions is discussed in the section “Gain (loss) on debt modification or extinguishment” below.
9.00% Senior Subordinated Notes due 2012
In connection with the issuance of $150.0 million of the 13.125% Senior Subordinated Notes on January 11, 2010, Ply Gem Industries redeemed approximately $141.2 million aggregate principal amount of the 9% Senior Subordinated Notes on February 16, 2010 at a redemption price of 100% of the principal amount thereof plus accrued interest. Approximately $218.8 million aggregate principal amount of the 9% Senior Subordinated Notes held by certain affiliates of the CI Partnerships were transferred to the Company’s indirect stockholders and ultimately to Ply Gem Prime. Such notes were then transferred to the Company and then to Ply Gem Industries as a capital contribution and cancelled on February 12, 2010. As of December 31, 2011, there were no 9% Senior Subordinated Notes outstanding.
Gain (loss) on debt modification or extinguishment
As a result of the 9.375% Senior Notes issuance and the transactions relating to the 13.125% Senior Subordinated Notes during the year ended December 31, 2012, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 13.125% Senior Subordinated Notes and the 9.375% Senior Notes to determine whether the transaction should be accounted for as a modification or an extinguishment of debt as it relates to each individual holder. The Company incurred an early call premium of approximately $9.8 million in connection with this transaction, of which approximately $8.3 million was recorded as a discount on the 9.375% Senior Notes and approximately $1.5 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2012. The Company also expensed approximately $0.3 million for the unamortized discount and $0.4 million for the unamortized debt issuance costs for the 13.125% Senior Subordinated Notes as a result of this transaction for the year ended December 31, 2012. The Company also incurred approximately $2.5 million of costs associated with this transaction, of which approximately $1.1 million was recorded as debt issuance costs and approximately $1.4 million was expensed as loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2012.
As a result of the 8.25% Senior Secured Notes issuance and purchase and redemption of the 11.75% Senior Secured Notes during the year ended December 31, 2011, the Company performed an analysis to determine the proper accounting treatment for this transaction. Specifically, the Company evaluated each creditor with ownership in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes to determine whether the transaction was to be accounted for as a modification or an extinguishment of debt. The Company determined that this transaction resulted predominantly in a modification but in some instances as an extinguishment as some creditors did not participate in both the 11.75% Senior Secured Notes and 8.25% Senior Secured Notes. The Company incurred an early tender premium of approximately $49.8 million in conjunction with this transaction, of which approximately $38.9 million was recorded as a discount on the 8.25% Senior Secured Notes and approximately $10.9 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2011. The Company also expensed approximately $0.8 million for the unamortized discount and $2.8 million for the unamortized debt issuance costs for the 11.75% Senior Secured Notes in this transaction for the year ended December 31, 2011. The Company also incurred approximately $25.9 million of costs associated with this transaction, of which approximately $13.6 million was recorded as debt issuance costs and approximately $12.3 million was expensed as a loss on modification or extinguishment of debt in the consolidated statement of operations for the year ended December 31, 2011.
As a result of the ABL Facility refinancing during 2011, the Company evaluated the proper accounting treatment for the debt issuance costs associated with the prior ABL Facility and the new ABL Facility as there were certain members of the loan syndication that existed in both facilities and other members who were not participants in the new ABL Facility. Based on this evaluation, the Company expensed approximately $1.2 million of debt issuance costs as a loss on modification or extinguishment of debt and recorded approximately $2.1 million of debt issuance costs.
As a result of the $141.2 million redemption of the previous 9% Senior Subordinated Notes on February 16, 2010, the Company recognized a loss on extinguishment of debt of approximately $2.2 million related predominantly to the write-off of unamortized debt issuance costs. On February 12, 2010, as a result of the $218.8 million contribution of the 9% Senior Subordinated Notes by affiliates of the Company’s controlling stockholders in exchange for equity of Ply Gem Prime valued at approximately $114.9 million, the Company recognized a gain on extinguishment of approximately $100.4 million, including the write-off of unamortized debt issuance costs of approximately $3.5 million. The $98.2 million gain on debt extinguishment was recorded separately in the accompanying consolidated statement of operations for the year ended December 31, 2010.
Based on these financing transactions, the Company recognized a loss on debt modification or extinguishment of approximately $3.6 million and $27.9 million and a gain on debt extinguishment of approximately $98.2 million for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively, as summarized in the table below.

	For the year ended
(amounts in thousands)	December 31, 2012	December 31, 2011	December 31, 2010
Gain (loss) on extinguishment of debt:
Tender premium	$—	$(10,883)	$—
11.75% Senior Secured Notes unamortized discount	—	(775)	—
11.75% Senior Secured Notes unamortized debt issuance costs	—	(2,757)	—
13.125% Senior Subordinated Notes call premium	(1,487)	—	—
13.125% Senior Subordinated Notes unamortized discount	(299)	—	—
13.125% Senior Subordinated Notes unamortized debt issuance costs	(372)	—	—
	(2,158)	(14,415)	—
Carrying value of 9% Senior Subordinated Notes	—	—	360,000
9% Senior Subordinated Notes unamortized debt issuance costs	—	—	(5,780)
9% Senior Subordinated Notes unamortized premium	—	—	100
Reacquisition price of 9% Senior Subordinated Notes	—	—	(256,133)
	—	—	98,187
Loss on modification of debt:
Third party fees for 8.25% Senior Secured Notes	—	(12,261)	—
Unamortized debt issuance costs for prior ABL Facility	—	(1,187)	—
Third party fees for 9.375% Senior Notes	(1,449)	—	—
	(1,449)	(13,448)	—
Total gain (loss) on modification or extinguishment of debt	$(3,607)	$(27,863)	$98,187

Debt maturities
The following table summarizes the Company’s long-term debt maturities due in each fiscal year after December 31, 2012.

(amounts in thousands)	As of December 31, 2012

2013	$—
2014	—
2015	—
2016	15,000
2017	150,254
Thereafter	799,130

$964,384